Consolidated Statement of Stockholders' Equity - (3-month, 6-month and 9-month figures unaudited) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2012
Scenario, Previously Reported
Allocation of common stock purchase warrants issued in private placement of 8% convertible debt	$ 387,000	$ 439,200	$ 439,200
Net loss	(494,502)	(702,665)	(808,671)
Additional paid-in capital	14,971,725	15,074,335	15,074,335
Accumulated deficit	(14,428,393)	(14,650,712)	(14,770,873)
Scenario, Adjustment
Allocation of common stock purchase warrants issued in private placement of 8% convertible debt	32,200	36,600	36,600
Net loss	(32,200)	(36,600)	(36,600)
Additional paid-in capital	32,200	36,600	36,600
Accumulated deficit	(32,200)	(36,600)	(36,600)
Restated
Allocation of common stock purchase warrants issued in private placement of 8% convertible debt	419,200	475,800	475,800
Net loss	(526,702)	(739,265)	(845,271)
Additional paid-in capital	15,003,925	15,110,935	15,110,935
Accumulated deficit	$ (14,460,593)	$ (14,687,312)	$ (14,807,473)